Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Nevada Canyon Gold Corp.
Entity Central Index Key	0001605481
Entity Tax Identification Number	46-5152859
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5655 Riggins Court
Entity Address, Address Line Two	Suite 15
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	(888)
Local Phone Number	909-5548
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5655 Riggins Court
Entity Address, Address Line Two	Suite 15
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	(888)
Local Phone Number	909-5548
Contact Personnel Name	Alan Day